Revenue Recognition - Contract with Customer, Contract Asset, Contract Liability, and Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	$ 30,151	$ 29,862
Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	20,409	21,090
Deferred revenue: SaaS
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	6,841	6,078
Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	$ 2,901	$ 2,694